Acquisition of Seaspan Management Services Limited - Aggregate Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
4,220,728 of the Company's Class A common shares	$ 66,899
Contingent consideration	18,437
Settlement of intercompany balances	20,022
Stock based compensation	1,160
Aggregate purchase price	$ 106,518